Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2011
SERIES J (Prospectus Summary): | SERIES J
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Series J (Mid Cap Growth Series)
Supplement Text	ck0000217087_SupplementTextBlock	SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001 Supplement Dated July 14, 2011 to the Prospectus Dated May 1, 2011
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Lowest Quarter Return in the Performance Information section of the Summary for Series J is removed and replaced with the following:
Bar Chart, Closing	rr_BarChartClosingTextBlock	Lowest Quarter Return 4Q 2008 -28.87% Please Retain This Supplement For Future Reference
SERIES J | A
Risk/Return:	rr_RiskReturnAbstract
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.87%)